Deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities presented on a gross basis prior to any offsetting [Abstract]
Deferred tax assets	₩ 440,430	₩ 518,337
Deferred tax liabilities	₩ (804,741)	₩ (751,686)